Notes to the Consolidated Statements of Financial Position (Tables)	12 Months Ended
Sep. 30, 2022
Statement of financial position [abstract]
Summary of Intangible assets	The intangible assets as of September 30, 2022, are as follows:

EUR million	Goodwill	Software	Domains	Brands	Customer relationships	Internally developed software	Other intangible assets	Total
Cost
Balance as of Oct. 1, 2021	129.5	27.7	159.2	6.2	15.3	20.7	16.9	375.5
Business combinations	401.8	12.5	—	124.8	57.6	—	14.2	610.9
Additions	—	5.1	0.1	0.1	0.0	1.0	28.0	34.4
Transfers	0.0	0.5	—	0.0	—	1.9	(2.5)	0.0
Disposals	—	(0.3)	—	—	—	(0.1)	(0.9)	(1.4)
Currency translation difference	(5.8)	(0.4)	(1.0)	(3.4)	(1.1)	—	(0.5)	(12.1)
Balance as of Sept. 30, 2022	525.4	45.1	158.4	127.8	71.8	23.5	55.2	1,007.2

Accumulated amortization
Balance as of Oct. 1, 2021	0.0	(19.8)	(1.4)	(0.6)	(12.5)	(10.4)	(3.8)	(48.6)
Additions*	0.0	(7.2)	(0.2)	(3.1)	(6.3)	(5.2)	(3.9)	(25.9)
Impairment losses*	(247.9)	0.0	(2.6)	—	—	0.0	(5.6)	(256.1)
Transfers	—	0.0	0.0	—	0.0	0.0	0.0	0.0
Disposals	—	0.3	—	—	—	0.1	(0.2)	0.2
Currency translation differences	—	0.1	—	0.0	0.1	—	0.3	0.5
Balance as of Sept. 30, 2022	(247.9)	(26.6)	(4.2)	(3.6)	(18.8)	(15.6)	(13.2)	(329.9)

Carrying amount as of Sept. 30, 2022	277.6	18.5	154.2	124.1	53.0	7.9	42.0	677.3
*includes amounts of the discontinued operations, please refer to Note 11
The intangible assets as of September 30, 2021, are as follows:

EUR million	Goodwill	Software	Domains	Brands	Customer relationships	Internally developed software	Other intangible assets	Total
Cost
Balance as of Oct. 1, 2020	118.4	21.8	158.5	5.6	13.9	15.1	14.6	347.9
Business combination	11.1	—	—	0.5	1.3	—	—	12.8
Additions	—	3.2	0.1	0.0	0.0	1.8	9.1	14.3
Transfers	0.0	2.7	0.1	0.0	—	3.9	(6.7)	0.0
Disposals	—	(0.1)	—	—	—	—	0.0	(0.1)
Currency translation differences	—	0.0	0.5	—	0.0	—	—	0.6
Balance as of Sept. 30, 2021	129.5	27.7	159.2	6.2	15.3	20.7	16.9	375.5

Accumulated amortization
Balance as of Oct. 1, 2020	0.0	(15.0)	(1.0)	(0.5)	(9.5)	(6.4)	(1.9)	(34.2)
Additions*	0.0	(4.9)	(0.2)	(0.1)	(3.0)	(4.1)	(1.9)	(14.2)
Impairment losses	—	0.0	(0.2)	—	—	0.0	—	(0.2)
Transfers	—	0.0	0.0	—	0.0	0.0	0.0	0.0
Disposals	—	0.1	—	—	—	—	—	0.1
Currency translation differences	—	0.0	—	0.0	0.0	—	—	0.0
Balance as of Sept. 30, 2021	0.0	(19.8)	(1.4)	(0.6)	(12.5)	(10.4)	(3.8)	(48.6)
Carrying amount as of Sept. 30, 2021	129.5	7.9	157.8	5.6	2.7	10.3	13.1	326.8
*includes amounts of the discontinued operations, please refer to Note 11
Summary of Goodwill has been Allocated to Groups of CGU
Goodwill has been allocated to groups of CGUs as follow:

EUR million	CGU Group Internetstores	CGU Group Publikat	CGU Group Tennis US	CGU Group Tennis	CGU Wiggle	CGU Group OUTFITTER Teamsport & Ballside
Goodwill (September 30, 2022)	150.1	—	32.1	29.6	64.8	1.0
Goodwill (September 30, 2021)	88.9	4.1	—	35.4	—	1.0
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Summary of Key Assumptions Used in the Impairment Test for CGU Groups

	As of September 30, 2022
	CGU Group Internetstores	CGU Group Tennis US	CGU Group Tennis	CGU Group OUTFITTER Teamsport & Ballside
WACC (after taxes)	10.21%	9.62%	9.53%	9.85%
Tax rate	30.53%	27.00%	30.21%	28.08%
6-year CAGR (Compound Annual Growth Rate)	20.06%	12.70%	17.61%	13.06%
Growth rate terminal value	1.00%	1.00%	1.00%	1.00%
Terminal value EBITDA margin	11.19%	10.86%	10.34%	8.75%
Carrying amount in EUR million	441.0	40.8	85.1	22.2

	As of September 30, 2021
	CGU Group Internetstores	CGU Group Publikat	CGU Group Tennis	CGU Group OUTFITTER Teamsport & Ballside
WACC (after taxes)	8.86%	9.17%	9.43%	9.05%
Tax rate	26.50%	28.08%	28.98%	31.93%
5-year CAGR (Compound Annual Growth Rate)	25.63%	15.87%	21.09%	19.56%
Growth rate terminal value	0.50%	0.50%	0.50%	0.50%
Terminal value EBITDA margin	13.49%	9.44%	11.73%	9.44%
Carrying amount in EUR million	293.2	44.2	105.7	20.8
The key assumptions used in the estimation of value in use were as follows:

WACC	9.68%
Tax rate	25.00%
5-year CAGR (Compound Annual Growth Rate)	16.10%
Growth rate terminal value	1.00%
Terminal value EBITDA margin	7.47%
Carrying amount in EUR million	533.2

Summary of Allocation of Carrying Amounts and Significant Assumptions Used in Determining Fair Value	The following table summarizes the allocation of carrying amounts and significant assumptions used in determining fair value less costs of disposal as of September 30, 2022:

	As of September 30, 2022
	Internetstores (incl. Fahrrad.de and Bikester.ch)	Wiggle Group	Tennis	Outfitter Teamsport & Ballside
WACC (after taxes)	10.07%-12.93%	9.95%	9.53%-12.36%	9.82%
6-year CAGR (Compound Annual Growth Rate)	20.06%	12.70%	17.61%	13.06%
Royalty rate	0.72%-1.95%	1.00%-1.25%	0.57%	0.92%
Carrying amount in EUR million	136.2	103.5	15.3	3.8

	As of September 30, 2021
	Internetstores (incl. Fahrrad.de and Bikester.ch)	Publikat	Tennis	Outfitter Teamsport & Ballside
WACC (after taxes)	8.63% - 10.38%	9.01% - 10.42%	9.13% - 10.87%	9.04%
5-year CAGR (Compound Annual Growth Rate)	25.63%	15.87%	20.63%	19.56%
Royalty rate	0.72% - 5.27%	0.27%	1.08% - 1.54%	1.17%
Carrying amount in EUR million	136.4	0.7	15.3	3.8
In the fiscal year ended September 30, 2022, the fair value less costs of disposal calculation indicated the need for impairments of intangible assets with an indefinite useful life within Internetstores, Wiggle Group and Tennis. As a result, the value in use was calculated for the following CGUs where the respective asset belongs using the following key assumptions:

	As of September 30, 2022
	Bike Germany	Bike Switzerland	Outdoor Sweden	Outdoor Switzerland	Tennis Germany
WACC	10.21%	10.21%	10.21%	10.21%	9.70%
Tax rate	30.53%	30.53%	30.53%	30.53%	30.21%
5-year CAGR (Compound Annual Growth Rate)	20.14%	20.14%	20.14%	20.14%	18.11%
Growth rate terminal value	1.00%	1.00%	1.00%	1.00%	1.00%
Terminal value EBITDA margin	9.65%	9.65%	9.65%	9.65%	7.76%
Carrying amount in EUR million	65.2	32.0	9.7	13.0	15.3

Summary of Key Assumptions Used to Change for Significant Goodwill and Intangibles

	Goodwill
	2022
In percentage points	Terminal Value EBITDA margin	6-year CAGR (Compound Annual Growth Rate)	Headroom in EUR million
CGU Group Internetstores	(4.8)	(8.3)	329.8

	Goodwill
	2021
In percentage points	Terminal Value EBITDA margin	5-year CAGR (Compound Annual Growth Rate)
CGU Group Internetstores	(11.2)	(10.0)
CGU Group Tennis	(7.9)	(5.8)
CGU Group Publikat	(0.2)	(2.9)

As discussed above, due to the indication of impairment identified in the current fiscal year ended September 30. 2022, we have performed our analysis of significant intangible assets with an indefinite useful life on a CGU basis instead of on an asset level as in the prior fiscal year ended September 30, 2021.

	CGUs
	2022
In percentage points	Terminal Value EBITDA margin	5-year CAGR (Compound Annual Growth Rate)	Headroom in EUR million
Bike Switzerland	(0.7)	(1.5)	4.1
Outdoor Switzerland	(1.3)	(2.9)	2.7

Intangible assets with an indefinite useful life
2021
In percentage points	5-year CAGR (Compound Annual Growth Rate)
Fahrrad.de	(20.6)
Bikester.ch	(19.1)
Internetstores (excl. Fahrrad.de and Bikester.ch)	(30.2)
Tennis	(15.3)
Outfitter Teamsport & Ballside	(27.1)

Summary of Property Plant And Equipment Excluding Right Of Use Assets	Property, plant and equipment excluding right-of-use assets accounted for in accordance with IFRS 16 are as follows as of September 30, 2022:

EUR million	Land and buildings	Technical facilities and machine	Other facilities, operating business equipment	Assets under construction	Total
Cost
Balance as of Oct. 1, 2021	4.6	11.7	41.0	1.1	58.4
Business combination	1.7	—	7.8	0.1	9.6
Additions	0.1	3.9	4.9	4.6	13.5
Transfers	0.2	0.4	1.4	(2.0)	0.0
Disposals	0.0	(0.6)	(3.8)	(0.3)	(4.8)
Currency translation differences	(0.1)	—	(0.2)	—	(0.3)
Balance as of Sept. 30, 2022	6.6	15.4	51.0	3.4	76.4

Accumulated depreciation
Balance as of Oct. 1, 2021	(0.9)	(3.1)	(16.7)	—	(20.7)
Additions*	(0.6)	(1.6)	(5.7)	—	(7.9)
Impairment loss	—	—	(3.6)	—	(3.6)
Disposals	0.0	0.6	3.6	—	4.2
Currency translation differences	—	—	0.0	—	0.0
Balance as of Sept. 30, 2022	(1.5)	(4.1)	(22.4)	0.0	(28.0)
Carrying amount as of Sept. 30, 2022	5.1	11.3	28.6	3.4	48.5
*includes amounts of the discontinued operations, please refer to Note 11

Property, plant and equipment as of September 30, 2021, is:

EUR million	Land and buildings	Technical facilities and machine	Other facilities, operating business equipment	Assets under construction	Total
Cost
Balance as of Oct. 1, 2020	3.9	10.2	31.6	4.3	49.9
Business combinations	—	—	0.1	—	0.1
Additions	0.3	0.8	3.6	5.2	9.8
Transfers	0.5	0.8	7.1	(8.4)	—
Disposals	0.0	0.0	(1.5)	—	(1.5)
Currency translation differences	—	—	—	—	—
Balance as of Sept. 30, 2021	4.6	11.7	41.0	1.1	58.4

Accumulated depreciation
Balance as of Oct. 1, 2020	(0.4)	(1.8)	(13.8)	—	(16.0)
Additions	(0.4)	(1.1)	(4.1)	—	(5.6)
Impairment loss	—	(0.2)	(0.1)	—	(0.4)
Disposals	0.0	0.0	1.4	—	1.4
Currency translation differences	—	—	0.0	—	0.0
Balance as of Sept. 30, 2021	(0.9)	(3.1)	(16.7)	0.0	(20.7)
Carrying amount as of Sept. 30, 2021	3.8	8.6	24.3	1.1	37.7

Summary of Detailed Information About Right of Use Assets Recognized	The right-of-use assets recognized in accordance with IFRS 16 are as follows as of September 30, 2022:

EUR million	Land and buildings	Technical facilities and machine	Other facilities, operating business equipment	Total
Cost
Balance amount as of Oct. 1, 2021	78.4	4.2	1.2	83.8
Additions	86.0	1.7	0.2	87.8
Derecognition	(10.6)	(4.0)	(1.0)	(15.6)
Acquisition through business combinations	25.1	—	—	25.1
Currency translation differences	(0.9)	—	—	(0.9)
Balance amount as of Sept. 30, 2022	178.0	1.9	0.4	180.2
Accumulated depreciation
Balance as of Oct. 1, 2021	(21.1)	(1.9)	(0.2)	(23.2)
Additions*	(21.8)	(0.5)	(0.1)	(22.4)
Derecognition	2.9	1.8	0.2	5.0
Currency translation differences	0.1	0.0	0.0	0.1
Balance as of Sept. 30, 2022	(39.9)	(0.5)	(0.1)	(40.6)
Carrying amount as of Sept. 30, 2022	138.0	1.3	0.2	139.6
*includes amounts of the discontinued operations, please refer to Note 11
The right-of-use assets recognized in accordance with IFRS 16 are as follows as of September 30, 2021:

EUR million	Land and buildings	Technical facilities and machine	Other facilities, operating business equipment	Total
Cost
Balance amount as of Oct. 1, 2020	46.2	3.8	0.5	50.5
Additions	38.0	0.5	0.9	39.5
Disposal	(6.6)	(0.1)	(0.2)	(6.9)
Acquisition through business combinations	0.6	0.0	—	0.6
Currency translation differences	0.1	—	—	0.1
Balance amount as of Sept. 30, 2021	78.4	4.2	1.2	83.8
Accumulated depreciation
Balance as of Oct. 1, 2020	(13.6)	(1.4)	(0.3)	(15.4)
Additions	(9.8)	(0.6)	(0.2)	(10.6)
Disposal	2.3	0.1	0.2	2.6
Currency translation differences	0.0	—	—	0.0
Balance as of Sept. 30, 2021	(21.1)	(1.9)	(0.2)	(23.2)
Carrying amount as of Sept. 30, 2021	57.3	2.3	1.0	60.6

Summary of Detailed Information About Lease Liabilties	Lease liabilities are presented in the statement of financial position as follows:

	September 30,
EUR million	2022	2021
Current	20.7	11.0
Non-current	123.4	49.9
Total Lease liabilities	144.2	60.9

Summary of Maturity Analysis Of Operating Lease Payments
The maturity of the lease liabilities classified as non-current is set out below:

	September 30, 2022
EUR million	One to five years	More than five years	Total
Maturity lease liabilities	85.0	38.5	123.4

	September 30, 2021
EUR million	One to five years	More than five years	Total
Maturity lease liabilities	32.1	17.8	49.9

Summary of Detailed Information About Lease Amounts Recognized In Profit Or Loss	The following table depicts the amounts related to IFRS 16 recognized in profit or loss:

	September 30,
EUR million	2022	2021	2020
Interest on lease liabilities	(2.5)	(0.3)	(0.4)
Expense relating to variable lease payment not included in lease liabilities	—	—	—
Expenses relating to short term leases	(0.1)	0.0	0.0
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	0.0	0.0	0.0

Summary of Deferred Tax Assets And Liabilities
Deferred tax assets and liabilities as of September 30, 2022 are as follows:

	September 30,
	2022		2021
EUR million	Assets	Liabilities	Assets	Liabilities
Deferred taxes	95.4	136.3	32.2	72.3
Netting	(95.4)	(95.4)	(32.2)	(32.2)
Total	—	40.9	—	40.1

Summary of Changes In Deferred Tax Assets And Liabilities Results From The Effects
The change in deferred tax assets and liabilities results from the effects shown below:

	September 30,
EUR million	2022	2021
Deferred tax liabilities	40.9	40.1
Recognized deferred taxes (net)	(40.9)	(40.1)
Changes compared to the previous year	(0.8)	(0.5)
of which recognized in the consolidated statement of profit and loss	28.6	0.1
of which recognized in other comprehensive income for hedging	0.4	(0.2)
of which recognized in other comprehensive income for currency translation	0.5	—
of which recognized in the context of business combinations	(30.3)	(0.4)

Summary of Allocation of Deferred Taxes From Temporary Differences To The Respective Assets And Liabilties
The allocation of deferred taxes from temporary differences to the respective assets and liabilities as well as on tax losses and interest carryforwards as of September 30, 2022, is as follows:

	September 30, 2022
EUR million	Deferred tax assets	Deferred tax liabilities
Assets
Non-current assets
Intangible assets	0.2	90.6
Property, plant and equipment	—	0.5
Right-of-use assets (IFRS 16)	—	35.5
Other financial assets	—	2.5
Current assets
Inventories	0.8	—
Trade and other receivables	1.2	—
Other assets	0.3	0.7
Equity and debt capital
Non-current liabilities
Financial liabilities	2.2	—
Lease liabilities	29.7
Current liabilities
Financial liabilities	4.5	0.4
Lease liabilities	5.2
Other provisions	6.9	—
Trade payables and other liabilities	—	4.7
Other liabilities	—	1.4
Total temporary differences	51.0	136.3
Tax loss carryforwards	44.4	—
Interest carryforwards	—	—
Total before netting	95.4	136.3
Netting	(95.4)	(95.4)
Total after netting	—	40.9
The allocation of deferred taxes from temporary differences to the corresponding assets and liabilities as well as on tax losses and interest carryforwards as of September 30, 2021, is as follows:

	September 30, 2021
EUR million	Deferred tax assets	Deferred tax liabilities
Assets
Non-current assets
Intangible assets	—	51.4
Property, plant and equipment	—	0.2
Right-of-use assets (IFRS 16)	—	18.0
Current assets
Inventories	—	1.1
Trade and other receivables	0.9	—
Other assets	—	0.3
Equity and debt capital
Non-current liabilities
Financial liabilities	1.7	—
Lease liabilities	14.1
Current liabilities
Financial liabilities	0.7	—
Lease liabilities	2.9
Other provisions	0.3	0.0
Trade payables and other liabilities	0.5	0.8
Other liabilities	0.2	0.5
Total temporary differences	21.3	72.3
Tax loss carryforwards	8.4	—
Interest carryforwards	2.5	—
Total before netting	32.2	72.3
Netting	(32.2)	(32.2)
Total after netting	—	40.1

Summary of Inventories

	September 30,
EUR million	2022	2021
Raw materials and supplies	0.4	0.4
Merchandise	291.8	173.7
Right of return assets	6.7	7.7
Total	299.0	181.9

Summary of Trade receivables

	September 30,
EUR million	2022	2021
Trade receivables before value adjustment	30.7	30.8
Valuation adjustments (ECL)	(5.6)	(4.5)
Total	25.1	26.3

Summary of Other Current Financial Assets

	September 30,
EUR million	2022	2021
Supplier discounts and bonuses	8.7	9.6
Derivative financial instruments	1.1	0.5
Other	10.3	14.0
Total	20.1	24.0

Summary of Other Current Assets

	September 30,
EUR million	2022	2021
Other tax receivables	25.7	18.8
Prepaid expenses	8.4	2.5
Miscellaneous other current assets	17.7	12.0
Total	51.8	33.4

Summary of Cash and cash equivalents

	September 30,
EUR million	2022	2021
Cash on hand	0.3	0.1
Bank balances	42.6	50.6
Total	43.0	50.7

Summary of Provisions
The provisions as of September 30, 2022, are as follows:

EUR million
Balance of non-current provisions as of Oct. 1, 2021	0.1
Current provisions	4.9
Balance of provisions as of Oct. 1, 2021	5.0
Business Combinations	3.1
Use of provision	(0.7)
Reversal	(3.3)
Additions	0.1
Discount effect	(0.8)
Balance of provisions as of Sept. 30, 2022	3.4
Less current provisions	(1.0)
Balance of non-current provisions as of Sept. 30, 2022	2.4
Expected cash flow
Within 12 months	1.0
Within 1-5 years	0.3
After 5 years	2.1
Total	3.4

Provision mainly exist in particular for litigation risk in the United States due to different legal positions and dilapidation.

The provisions as of September 30, 2021, are as follows:

EUR million
Balance of non-current provisions as of Oct. 1, 2020	0.1
Current provisions	2.9
Balance of provisions as of Oct. 1, 2020	3.0
Use of provision	(1.7)
Reversal	(0.2)
Additions	3.9
Balance of provisions as of Sept. 30, 2021	5.0
Less current provisions	4.9
Balance of non-current provisions as of Sept. 30, 2021	0.1
Expected cash flow	—
Within 12 months	4.9
Within 1-5 years	0.1
After 5 years	—
Total	5.0

Summary of Non-Current Financial Liabilities

	September 30,
EUR million	2022	2021
Liabilities to financial institutions	103.7	80.4
Lease liabilities	123.4	49.9
Other	90.1	10.1
Total	317.2	140.4

Summary of Carrying Amounts of Assets Pledged as Security For Current and Non-current Borrowings	The carrying amounts of assets pledged as security for current and non-current borrowings are:

	September 30,
EUR million	2022	2021
Current
Inventories	19.4	17.4
Total current assets pledged as security	19.4	17.4

Summary of Other Non-Current Liabilities

	September 30,
EUR million	2022	2021
Personnel related liabilities	7.8	0.9
Other	0.1	0.1
Total	7.9	1.0

Summary of Trade Payables

	September 30,
EUR million	2022	2021
Trade payables	194.9	102.7
Total	194.9	102.7

Summary of Other Current Financial Liabilities

	September 30,
EUR million	2022	2021
Liabilities to financial institutions	4.2	1.3
Lease liabilities	20.7	11.0
Derivative financial instruments	2.3	—
Other	15.2	15.4
Total	42.4	27.7

Summary of Other Current Liabilities

	September 30,
EUR million	2022	2021
Liabilities from other taxes	26.9	17.4
Liabilities for personnel expenses	16.0	12.9
Payables to customers	2.5	3.4
Refund liability	13.3	10.7
Other liabilities	15.6	1.8
Current income tax liabilities	1.2	1.7
Total	75.6	47.9

Summary of Contract Liabilities

	September 30,
EUR million	2022	2021
Contract liabilities	9.3	4.7
Total	9.3	4.7